Spirit of America Large Cap Value Fund
Schedule of Investments
September 30, 2022 - (Unaudited)

Shares Market Value
Common Stocks 98.52%
Communications 5.82%
Alphabet, Inc., Class A
(a)
36,300 $ 3,472,095
AT&T, Inc. 6,500 99,710
Netflix, Inc.
(a)
1,050 247,212
Verizon Communications, Inc. 28,540 1,083,664
Walt Disney Co. (The)
(a)
18,950 1,787,553
6,690,234
Consumer Discretionary 4.41%
Amazon.com, Inc.
(a)
14,600 1,649,800
Home Depot, Inc. (The) 6,938 1,914,472
Lowe's Companies, Inc. 1,750 328,668
Masco Corp. 8,500 396,865
McDonald's Corp. 2,980 687,605
NIKE, Inc., Class B 1,100 91,432
5,068,842
Consumer Staples 9.27%
Altria Group, Inc. 12,250 494,655
Coca-Cola Co. (The) 7,400 414,548
Colgate-Palmolive Co. 1,500 105,375
Conagra Brands, Inc. 7,100 231,673
Constellation Brands, Inc., Class A 1,200 275,616
Costco Wholesale Corp. 6,251 2,952,160
Kroger Co. (The) 9,000 393,750
Lamb Weston Holdings, Inc. 4,300 332,734
PepsiCo, Inc. 2,400 391,824
Philip Morris International, Inc. 7,350 610,123
Procter & Gamble Co. (The) 7,265 917,206
Target Corp. 11,830 1,755,454
Wal-Mart Stores, Inc. 13,684 1,774,815
10,649,933
Energy 12.86%
Antero Midstream Corp. 5,000 45,900
Baker Hughes Co. 8,750 183,400
Cheniere Energy, Inc. 13,150 2,181,716
Chevron Corp. 16,710 2,400,726
CNX Resources Corp.
(a)
4,000 62,120
ConocoPhillips 10,300 1,054,102
Continental Resources, Inc. 1,000 66,810
Devon Energy Corp. 10,500 631,365
Diamondback Energy, Inc. 2,650 319,219
Enbridge, Inc. 3,000 111,300
EOG Resources, Inc. 4,400 491,612
Exxon Mobil Corp. 7,550 659,190
Halliburton Co. 4,000 98,480
Kinder Morgan, Inc. 22,750 378,560

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Energy (cont.)
Marathon Oil Corp. 1,000 $ 22,580
Marathon Petroleum Corp. 250 24,833
Occidental Petroleum Corp. 6,000 368,700
ONEOK, Inc. 2,000 102,480
Phillips 66 7,250 585,220
Pioneer Natural Resources Co. 6,375 1,380,379
Schlumberger Ltd. 500 17,950
Targa Resources Corp. 3,600 217,224
TC Energy Corp. 500 20,145
Valero Energy Corp. 16,565 1,769,970
Williams Companies, Inc. (The) 55,000 1,574,650
14,768,631
Financials 8.37%
American Express Co. 5,000 674,550
Bank of America Corp. 29,600 893,920
Berkshire Hathaway, Inc., Class B
(a)
3,770 1,006,665
Blackstone Group, Inc. (The), Class A 11,250 941,625
Carlyle Group, Inc. (The) 6,050 156,332
Citigroup, Inc. 17,200 716,724
CME Group, Inc. 1,404 248,691
Goldman Sachs Group, Inc. (The) 2,915 854,241
JPMorgan Chase & Co. 20,992 2,193,664
Morgan Stanley 3,000 237,030
Signature Bank 4,175 630,425
SVB Financial Group
(a)
2,373 796,806
Wells Fargo & Co. 6,500 261,430
9,612,103
Health Care 13.02%
Abbott Laboratories 3,100 299,956
AbbVie, Inc. 23,157 3,107,901
Amgen, Inc. 2,700 608,580
Bristol-Myers Squibb Co. 16,650 1,183,648
Centene Corp.
(a)
9,800 762,538
CVS Health Corp. 7,611 725,861
Edwards LifeSciences Corp.
(a)
3,000 247,890
Eli Lilly & Co. 2,600 840,710
Humana, Inc. 1,350 655,006
McKesson Corp. 3,850 1,308,500
Medtronic PLC 7,069 570,822
Merck & Co., Inc. 18,350 1,580,302
Moderna, Inc.
(a)
1,000 118,250
Pfizer, Inc. 8,150 356,644
Quest Diagnostics, Inc. 4,500 552,105
Thermo Fisher Scientific, Inc. 1,490 755,713
UnitedHealth Group, Inc. 2,525 1,275,226
14,949,652

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Industrials 9.51%
Boeing Co. (The)
(a)
3,355 $ 406,223
Caterpillar, Inc. 10,940 1,795,035
CSX Corp. 42,525 1,132,866
Cummins, Inc. 3,550 722,460
Deere & Co. 5,535 1,848,081
FedEx Corp. 4,950 734,927
Honeywell International, Inc. 8,300 1,385,851
Johnson Controls International PLC 8,253 406,213
Raytheon Technologies Corp. 2,100 171,906
Union Pacific Corp. 750 146,115
United Parcel Service, Inc., Class B 2,450 395,773
Waste Connections, Inc. 13,175 1,780,338
10,925,788
Materials 1.92%
CF Industries Holdings, Inc. 8,200 789,250
Corteva, Inc. 7,233 413,366
Dow, Inc. 6,083 267,226
DuPont de Nemours, Inc. 6,500 327,600
International Paper Co. 500 15,850
Linde PLC 1,400 377,426
WestRock Co. 500 15,445
2,206,163
Real Estate Investment Trusts (REITs) 2.69%
American Tower Corp., Class A 1,040 223,288
Crown Castle International Corp. 2,690 388,840
Equinix, Inc. 1,425 810,597
Mid-America Apartment Communities, Inc. 500 77,535
Prologis, Inc. 7,950 807,720
Simon Property Group, Inc. 700 62,825
Sun Communities, Inc. 3,700 500,721
Terreno Realty Corp. 2,075 109,954
VICI Properties, Inc. 3,073 91,729
Weyerhaeuser Co. 500 14,280
3,087,489
Technology 26.64%
Accenture PLC, Class A 4,325 1,112,822
Adobe, Inc.
(a)
1,700 467,840
Advanced Micro Devices, Inc.
(a)
2,100 133,056
Apple, Inc. 51,982 7,183,912
Applied Materials, Inc. 14,620 1,197,817
Cisco Systems, Inc. 17,250 690,000
Cognizant Technology Solutions Corp., Class A 4,600 264,224
Corning, Inc. 10,000 290,200
Crowdstrike Holdings, Inc., Class A
(a)
3,375 556,234
Dell Technologies, Inc., Class C 1,624 55,492
Garmin Ltd. 1,600 128,496

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Technology (cont.)
HP, Inc. 15,600 $ 388,752
International Business Machines Corp. 2,668 316,985
MasterCard, Inc., Class A 2,400 682,416
Microchip Technology, Inc. 6,450 393,643
Microsoft Corp. 20,739 4,830,113
NetApp, Inc. 2,600 160,810
NortonLifeLock, Inc. 27,700 557,878
NVIDIA Corp. 35,892 4,356,930
Oracle Corp. 27,875 1,702,326
Paychex, Inc. 3,850 432,008
QUALCOMM, Inc. 3,550 401,079
Texas Instruments, Inc. 11,425 1,768,362
Visa, Inc., Class A 7,150 1,270,198
Workday, Inc., Class A
(a)
8,230 1,252,771
30,594,364
Utilities 4.01%
AES Corp. 4,000 90,400
American Electric Power Co., Inc. 1,850 159,933
Dominion Energy, Inc. 13,000 898,430
Duke Energy Corp. 2,000 186,040
Edison International 2,600 147,108
NextEra Energy, Inc. 28,625 2,244,486
UGI Corp. 1,000 32,330
WEC Energy Group, Inc. 9,500 849,585
4,608,312
Total Common Stocks
(Cost $72,647,850) 113,161,511
Shares Market Value
Preferred Stocks 1.50%
Financials 1.33%
Annaly Capital Management, Inc., Series F, 6.95% 2,000 47,660
Arch Capital Group Ltd., Series F, 5.45% 2,000 43,560
Arch Capital Group Ltd., Series G, 4.55% 2,000 37,520
Athene Holding Ltd., Series C, 6.38% 2,000 50,440
Bank of America Corp., Series GG, 6.00% 4,000 95,600
Bank of America Corp., Series HH, 5.88% 2,000 46,740
Bank of America Corp., Series LL, 5.00% 2,000 40,940
Bank of America Corp., Series PP, 4.13% 3,333 57,394
Bank of America Corp., Series QQ, 4.25% 2,000 34,700
Bank of America Corp., Series SS, 4.75% 2,000 39,200
Charles Schwab Corp. (The), Series J, 4.45% 2,000 38,140
First Republic Bank, Series L, 4.25% 2,000 35,660
First Republic Bank, Series M, 4.00% 4,000 66,240
First Republic Bank, Series N, 4.50% 2,000 37,060
Globe Life, Inc., 4.25% 1,000 17,220
JPMorgan Chase & Co, Series MM, 4.20% 6,000 108,240

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Financials (cont.)
JPMorgan Chase & Co., Series EE, 6.00% 2,000 $ 49,960
JPMorgan Chase & Co., Series JJ, 4.55% 2,000 38,000
JPMorgan Chase & Co., Series LL 4.63% 6,000 116,880
KeyCorp, Series G, 5.63% 2,000 46,000
KKR Group Finance Co. IX LLC, 4.63% 2,000 36,600
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00% 7,000 91,525
Morgan Stanley, Series O, 4.25% 2,000 35,940
Northern Trust Corp., Series E, 4.70% 1,360 28,723
Prudential Financial, Inc., 4.13% 705 14,072
Prudential Financial, Inc., 5.63% 2,000 48,980
RenaissanceRE Holdings Ltd., Series G, 4.20% 150 2,646
U.S. Bancorp, Series M, 4.00% 2,000 34,020
U.S. Bancorp, Series O, 4.5% 2,000 38,720
Wells Fargo & Co., Series CC, 4.38% 4,000 69,360
Wells Fargo & Co., Series DD, 4.25% 5,000 85,950
1,533,690
Real Estate 0.03%
Public Storage, Series P, 4.00% 2,000 34,140
Real Estate Investment Trusts (REITs) 0.04%
Digital Realty Trust, Inc., Series L, 5.20% 2,000 42,100
Utilities 0.10%
Brookfield Infrastructure Partners LP, 5.00% 2,000 30,960
DTE Energy Co., 4.38% 2,000 36,420
Entergy Louisiana LLC, 4.88% 2,000 45,940
113,320
Total Preferred Stocks
(Cost $2,266,750) 1,723,250
Shares Market Value
Money Market Funds 0.16%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 2.11%
(b)
182,457 182,457
Total Money Market Funds
(Cost $182,457) 182,457
Total Investments — 100.18%
(Cost $75,097,057) 115,067,218
Liabilities in Excess of Other Assets  — (0.18)% (203,494)
NET ASSETS - 100.00% $ 114,863,724
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2022.

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments
September 30, 2022 - (Unaudited)

Principal
Amount Market Value
Municipal Bonds  98.64%
Arizona 1.30%
City of Phoenix, AZ, General Obligation Unlimited , Callable 7/1/2026 @
100,   5.00%, 7/1/2027 $ 500,000 $ 530,448
California 6.61%
California State Public Works Board, Revenue Bonds , Callable 11/1/2026 @
100,   5.00%, 11/1/2029 600,000 639,278
Los Angeles CA Department of Water & Power, Revenue Bonds , Callable
1/1/2029 @ 100,   5.25%, 7/1/2049 200,000 211,207
Los Angeles Community College District, General Obligation Refunding
Bonds Unlimited , Callable 8/1/2026 @ 100,   4.00%, 8/1/2038 500,000 476,049
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bond , Callable 5/15/2026 @ 100,   4.00%, 5/15/2037 145,000 137,190
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds , Callable 11/1/2030 @ 100,   5.00%, 11/1/2050 500,000 523,774
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds Series 2020 A , Callable 4/1/2028 @ 100,   4.00%,
10/1/2043 100,000 92,066
San Francisco Municipal Transportation Agency , Callable 3/1/2027 @
100,   4.00%, 3/1/2046 200,000 179,622
State of California, General Obligation Unlimited , Callable 8/1/2025 @
100,   5.00%, 8/1/2029 250,000 262,299
State of California, General Obligation Unlimited , Callable 9/1/2026 @
100,   4.00%, 9/1/2036 175,000 173,922
2,695,407
Connecticut 6.33%
City of New Haven, CT, General Obligation Unlimited , Callable 8/15/2026 @
100,   5.00%, 8/15/2036 230,000 239,196
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue
Bonds , Callable 11/15/2025 @ 100,   3.25%, 11/15/2036 250,000 219,241
Connecticut Housing Finance Authority, Revenue Bonds , Callable 5/15/2027
@ 100,   3.40%, 11/15/2037 25,000 21,981
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2026 @ 100,   5.00%, 7/1/2034 250,000 256,302
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2024 @ 100,   5.00%, 7/1/2034 100,000 100,802
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue
Bonds , Callable 10/1/2023 @ 100,   5.00%, 10/1/2030 250,000 254,044
State of Connecticut Special Tax Revenue, Public Improvements, Revenue
Bonds , Callable 1/1/2023 @ 100,   5.00%, 1/1/2028 445,000 446,815
State of Connecticut, General Obligation Unlimited , Callable 4/15/2027 @
100,   5.00%, 4/15/2032 500,000 530,972
State of Connecticut, General Obligation Unlimited ,   5.00%, 6/15/2024 250,000 257,463
University of Connecticut, University & College Improvements, Revenue
Bonds , Callable 2/15/2024 @ 100,   5.00%, 2/15/2034 250,000 254,220
2,581,036

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

District of Columbia 2.49%
District of Columbia Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (Fannie Mae) ,   4.45%, 6/15/2031 $ 320,000 $ 321,714
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
10/1/2029 @ 100,   4.00%, 10/1/2049 315,000 279,774
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2036 250,000 259,207
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2034 150,000 155,872
1,016,567
Florida 8.91%
Central Florida Expressway Authority, Revenue Bonds , Callable 7/1/2026 @
100,   4.00%, 7/1/2035 150,000 146,389
City of Orlando, FL, Public Improvements, Revenue Bonds , Callable
10/1/2024 @ 100,   5.00%, 10/1/2046 1,000,000 1,019,996
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding
Revenue Bonds , Callable 10/1/2022 @ 100,   5.00%, 10/1/2030 500,000 500,542
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements,
Revenue Bonds ,   5.00%, 10/1/2025 120,000 120,140
Miami Dade County FL Transit System Sales Surtax Revenue, Revenue
Bonds , Callable 7/1/2030 @ 100,   4.00%, 7/1/2050 500,000 433,413
Miami Dade County FL Water & Sewage System, Revenue Bonds ,   4.00%,
10/1/2044 150,000 134,068
Miami-Dade County Educational Facilities Authority, University & College
Improvements, Revenue Bonds, (AMBAC) ,   5.25%, 4/1/2031 260,000 281,198
School Board of Miami-Dade County (The), Certificates of Participation ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2033 1,000,000 999,925
3,635,671
Georgia 1.93%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2029 @ 100,   3.00%, 11/1/2037 500,000 407,015
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2027 @ 100,   5.00%, 11/1/2047 125,000 129,598
Fulton County Development Authority, Georgia Tech Athletic Association,
Refunding Revenue Bonds, (OID) , Callable 10/1/2022 @ 100,   4.25%,
10/1/2037 100,000 100,000
Fulton County Development Authority, Georgia Tech Athletic Association,
Revenue Bonds ,   5.00%, 10/1/2022 145,000 145,000
Fulton County Development Authority, Georgia Tech Athletic Association,
Revenue Bonds ,   5.00%, 10/1/2022 5,000 5,000
786,613
Illinois 1.90%
Illinois State Finance Authority, Revenue Bonds Series 2020 A , Callable
4/1/2030 @ 100,   4.00%, 4/1/2050 900,000 775,209
Indiana 3.20%
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds ,
Callable 10/1/2026 @ 100,   5.00%, 10/1/2046 600,000 612,802
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds ,
Callable 10/1/2030 @ 100,   5.00%, 10/1/2050 500,000 521,178

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Indiana State Finance Authority Health Systems Revenue, Revenue Bonds ,
Callable 11/1/2025 @ 100,   4.00%, 11/1/2051 $ 200,000 $ 170,724
1,304,704
Iowa 0.65%
State of Iowa, Revenue Bonds , Callable 6/1/2026 @ 100,   5.00%, 6/1/2027 250,000 263,770
Louisiana 0.25%
Louisiana Local Government Environmental Facilities & Community
Development Authority, Sewer Improvements, Revenue Bonds , Callable
2/1/2023 @ 100,   5.00%, 2/1/2035 100,000 100,607
Maine 1.57%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds ,
Callable 7/1/2030 @ 100,   4.00%, 7/1/2045 385,000 331,471
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds , Callable 11/15/2022 @ 100,   3.45%, 11/15/2032 95,000 87,966
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds , Callable 11/15/2022 @ 100,   3.60%, 11/15/2036 95,000 85,843
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds , Callable 11/15/2024 @ 100,   3.75%, 11/15/2044 100,000 83,036
Maine Turnpike Authority, Refunding Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2026 50,000 52,330
640,646
Maryland 0.88%
City of Baltimore MD, Water Projects, Revenue Bonds , Callable 7/1/2029 @
100,   4.00%, 7/1/2049 405,000 359,839
Massachusetts 4.34%
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2025
@ 100,   3.25%, 12/1/2036 575,000 487,717
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.75%, 12/1/2037 250,000 221,690
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2027
@ 100,   3.25%, 12/1/2032 200,000 182,614
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.55%, 12/1/2037 90,000 87,915
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 6/1/2026
@ 100,   3.15%, 12/1/2026 40,000 38,942
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   5.13%, 12/1/2039 65,000 65,030
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   4.85%, 12/1/2029 60,000 60,017
Massachusetts School Building Authority, Revenue Bonds , Callable
2/15/2028 @ 100,   5.25%, 2/15/2048 500,000 521,793
Massachusetts School Building Authority, Revenue Bonds , Callable
8/15/2025 @ 100,   5.00%, 8/15/2026 100,000 105,056
1,770,774
Michigan 1.10%
Michigan Public Educational Facilities Authority, School Improvements,
Refunding Revenue Bonds ,   6.00%, 12/1/2035 500,000 449,857

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Minnesota 1.44%
Southern Minnesota Municipal Power Agency Power Supply System,
Revenue Bonds , Callable 1/1/2026 @ 100,   5.00%, 1/1/2041 $ 565,000 $ 589,004
Missouri 2.02%
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) , Callable 11/15/2024 @ 100,   4.00%, 11/15/2045 500,000 436,178
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) , Callable 11/15/2022 @ 100,   3.75%, 11/15/2039 100,000 84,565
Missouri State Health & Educational Facilities Authority, Health Facilities
Revenue. Revenue Bonds , Callable 11/15/2027 @ 100,   4.00%,
11/15/2049 360,000 303,617
824,360
Nevada 1.75%
Nevada System of Higher Education, Certificates of Participation , Callable
7/1/2026 @ 100,   4.00%, 7/1/2027 700,000 714,310
New Jersey 3.12%
Borough of Seaside Heights, NJ, General Obligation Unlimited , Callable
4/1/2025 @ 100,   4.00%, 4/1/2026 125,000 127,053
Hudson County Improvement Authority, Refunding Revenue Bonds,
(AGM) ,   5.40%, 10/1/2025 150,000 159,020
New Jersey Economic Development Authority, School Improvements,
Refunding Revenue Bonds , Callable 3/1/2023 @ 100,   5.00%, 3/1/2031 50,000 50,378
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
(OID) ,   5.00%, 7/1/2027 15,000 15,010
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.50%, 11/1/2036 500,000 444,407
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.90%, 11/1/2050 175,000 143,462
New Jersey St Transportation Trust Fund Authority, Revenue Bonds , Callable
12/15/2030 @ 100,   4.00%, 6/15/2045 100,000 84,621
State of New Jersey, Public Improvements, General Obligation Unlimited ,
Callable 6/1/2025 @ 100,   4.00%, 6/1/2034 250,000 246,289
1,270,240
New York 19.91%
City of New York NY, General Obligation Unlimited , Callable 3/1/2030 @
100,   5.00%, 3/1/2043 150,000 154,940
City of New York NY, General Obligation Unlimited , Callable 4/1/2028 @
100,   5.00%, 4/1/2043 195,000 199,866
City of New York NY, General Obligation Unlimited , Callable 4/1/2028 @
100,   5.00%, 4/1/2040 305,000 314,034
City of New York NY, General Obligation Unlimited , Callable 10/1/2029 @
100,   5.00%, 10/1/2039 145,000 150,762
Hudson Yards Infrastructure Corp., Revenue Bonds Series 2017 A , Callable
2/15/2027 @ 100,   4.00%, 2/15/2044 575,000 514,674
Metropolitan Transportation Authority, Refunding Revenue Bonds ,   5.25%,
11/15/2028 50,000 51,157

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Metropolitan Transportation Authority, Refunding Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 $ 250,000 $ 264,883
Metropolitan Transportation Authority, Revenue Bonds ,   5.00%, 11/15/2028 250,000 259,492
Metropolitan Transportation Authority, Revenue Bonds , Callable 11/15/2027
@ 100,   5.00%, 11/15/2035 250,000 265,721
Metropolitan Transportation Authority, Transit Improvements, Refunding
Revenue Bonds ,   5.00%, 11/15/2028 250,000 261,470
Metropolitan Transportation Authority, Transit Improvements, Revenue
Bonds , Callable 5/15/2023 @ 100,   5.00%, 11/15/2033 100,000 99,995
New York City Housing Development Corp., Revenue Bonds , Callable
11/1/2025 @ 100,   3.60%, 11/1/2031 250,000 240,541
New York City Housing Development Corp., Revenue Bonds , Callable
5/1/2025 @ 100,   3.10%, 11/1/2032 250,000 222,640
New York City Housing Development Corp., Revenue Bonds , Callable
2/1/2026 @ 100,   3.50%, 11/1/2032 150,000 140,735
New York City Transitional Finance Authority Building Aid Revenue, Public
Improvements, Revenue Bonds, (State Aid Withholding) , Callable
1/15/2025 @ 100,   5.00%, 7/15/2027 250,000 259,022
New York City Transitional Finance Authority Building Aid Revenue,
Revenue Bonds ,   5.00%, 7/15/2031 250,000 259,090
New York City Transitional Finance Authority Future Tax Secured Revenue
Bonds , Callable 5/1/2027 @ 100,   4.00%, 5/1/2044 300,000 273,244
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Revenue Bonds Series 2016 A-1 ,   5.00%,
8/1/2024 100,000 103,215
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2025 @
100,   5.00%, 8/1/2027 25,000 26,019
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2026 @
100,   4.00%, 8/1/2035 100,000 97,547
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Revenue Bonds ,   5.00%, 8/1/2023 100,000 101,584
New York City Water & Sewer System, Revenue Bonds , Callable 6/15/2027
@ 100,   5.00%, 6/15/2032 100,000 105,826
New York City Water & Sewer System, Revenue Bonds , Callable 6/15/2028
@ 100,   5.00%, 6/15/2049 500,000 513,465
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid
Withholding) , Callable 10/1/2022 @ 100,   3.25%, 4/1/2031 280,000 270,960
New York State Dormitory Authority, Revenue Bonds ,   4.75%, 10/1/2040 5,000 5,001
New York State Dormitory Authority, Revenue Bonds , Callable 3/15/2028 @
100,   5.00%, 3/15/2043 250,000 257,650
New York State Dormitory Authority, Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2037 135,000 141,290
New York State Thruway Authority, Revenue Bonds , Callable 1/1/2026 @
100,   4.00%, 1/1/2037 100,000 94,431
New York, NY, General Obligation Unlimited , Callable 8/1/2029 @
100,   5.00%, 8/1/2043 500,000 514,454

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 $ 250,000 $ 262,743
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2030 250,000 267,815
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 5/15/2031
@ 100,   5.00%, 11/15/2051 125,000 128,566
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2027 100,000 105,398
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2035 250,000 257,938
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2023 100,000 102,020
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2040 310,000 316,195
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2030
@ 100,   5.00%, 11/15/2049 500,000 516,874
8,121,257
North Carolina 0.49%
University of North Carolina at Charlotte (The), Revenue Bonds , Callable
10/1/2027 @ 100,   4.00%, 10/1/2037 100,000 94,089
University of North Carolina at Charlotte (The), University & College
Improvements, Revenue Bonds , Callable 4/1/2025 @ 100,   5.00%,
4/1/2040 100,000 104,266
198,355
North Dakota 0.24%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds , Callable
5/1/2025 @ 100,   3.00%, 5/1/2029 100,000 96,611
Ohio 1.03%
Hamilton County OH Hospital Facilities Revenue, Refunding Revenue
Bonds , Callable 8/15/2030 @ 100,   4.00%, 8/15/2050 500,000 418,946
Pennsylvania 10.94%
Allegheny County PA Hospital, Development Authority, Revenue Bonds ,
Callable 4/1/2028 @ 100,   4.00%, 4/1/2044 150,000 129,578
Chester County Health and Education, Revenue Bonds , Callable 9/1/2030 @
100,   4.00%, 9/1/2050 500,000 429,083
City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds
Series 2021 C , Callable 10/1/2031 @ 100,   5.00%, 10/1/2046 500,000 518,913
City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds
Series 2021 C , Callable 10/1/2031 @ 100,   4.00%, 10/1/2051 500,000 431,721
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Revenue, Revenue Bonds , Callable 6/1/2028 @ 100,   4.00%, 6/1/2039 250,000 233,081
Lehigh County PA General Purpose Authority Hospital Revenue, Revenue
Bonds , Callable 7/1/2029 @ 100,   4.00%, 7/1/2049 500,000 422,054
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds , Callable 11/1/2022 @ 100,   5.00%,
5/1/2042 100,000 86,396
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds , Callable 11/1/2022 @ 100,   5.00%,
5/1/2037 100,000 89,563

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds, (OID) , Callable 11/1/2022 @
100,   4.00%, 5/1/2032 $ 100,000 $ 85,065
Pennsylvania Housing Finance Agency, Revenue Bonds , Callable 4/1/2027 @
100,   3.65%, 10/1/2042 100,000 82,956
Pennsylvania State Economic Development Financing Authority, Revenue
Bonds Series 2017 A , Callable 11/15/2027 @ 100,   4.00%, 11/15/2047 400,000 341,740
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2035 125,000 131,605
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2036 100,000 105,172
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2034 190,000 200,252
Pennsylvania Turnpike Commission, Revenue Bonds , Callable 12/1/2025 @
100,   5.00%, 12/1/2045 500,000 493,105
Pennsylvania Turnpike Commission, Revenue Refunding Bonds Series 2005
A ,   5.25%, 7/15/2028 150,000 165,246
Philadelphia PA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2030 @ 100,   5.00%, 11/1/2045 500,000 518,066
4,463,596
South Dakota 0.69%
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   2.45%, 5/1/2027 250,000 236,459
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   3.13%, 11/1/2036 45,000 44,089
280,548
Tennessee 0.87%
City of Memphis, TN , Callable 4/1/2024 @ 100,   5.00%, 4/1/2044 80,000 81,171
City of Memphis, TN ,   5.00%, 4/1/2044 20,000 20,526
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds ,   5.00%,
7/1/2026 200,000 200,254
Tennessee Housing Development Agency, Revenue Bonds , Callable 1/1/2027
@ 100,   3.40%, 7/1/2037 55,000 52,987
354,938
Texas 12.01%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B ,
Callable 11/15/2029 @ 100,   5.00%, 11/15/2049 500,000 514,799
City of Houston, TX, Refunding Revenue Bonds , Callable 3/1/2029 @
100,   4.00%, 3/1/2049 500,000 427,983
City Public Service Board of San Antonio, TX, Revenue Bonds , Callable
8/1/2026 @ 100,   5.00%, 2/1/2032 250,000 263,329
Clifton Higher Education Finance Corp., School Improvements, Refunding
Revenue Bonds ,   4.00%, 8/15/2044 500,000 460,203
Comal Independent School District, Unlimited Tax School Building Bonds ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2034 250,000 251,528
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds ,
Callable 5/15/2026 @ 100,   4.00%, 11/15/2030 130,000 130,474

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

North Texas Tollway Authority Revenue, Revenue Bonds, Series 2017 A ,
Callable 1/1/2028 @ 100,   4.00%, 1/1/2043 $ 470,000 $ 422,180
San Antonio Public Facilities Corp., Public Improvements, Refunding
Revenue Bonds, (OID) ,   4.00%, 9/15/2042 250,000 231,930
San Antonio Water System, Refunding Revenue Bonds , Callable 11/15/2029
@ 100,   5.00%, 5/15/2034 190,000 204,395
San Antonio Water System, Revenue Bonds Series 2020 A , Callable
5/15/2030 @ 100,   5.00%, 5/15/2050 205,000 213,193
Texas Public Finance Authority, Revenue Bonds , Callable 12/1/2026 @
100,   4.00%, 12/1/2031 200,000 203,253
Texas State Water Development Board, Revenue Bonds Series 2019 A ,
Callable 10/15/2029 @ 100,   4.00%, 10/15/2037 500,000 481,886
Texas State Water Development Board, Revenue Bonds , Callable 10/15/2028
@ 100,   5.00%, 4/15/2049 450,000 464,683
Texas State Water Development Board, Revenue Bonds Series 2019 A ,
Callable 10/15/2029 @ 100,   4.00%, 10/15/2054 500,000 434,622
White Oak, TX, Independent School District, Unlimited Tax School Building
Bonds , Callable 2/15/2027 @ 100,   4.00%, 2/15/2029 190,000 193,656
4,898,114
Utah 1.25%
Utah County Utah Hospital Revenue IHC Health Services, Revenue Bonds ,
Callable 5/15/2026 @ 100,   5.00%, 5/15/2050 500,000 511,526
Vermont 0.60%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue
Bonds ,   3.75%, 8/15/2037 245,000 245,024
Virginia 0.62%
Virginia State Resource Authority Infrastructure, Revenue Bonds , Callable
11/1/2025 @ 100,   4.00%, 11/1/2033 75,000 75,268
Virginia State Resource Authority Infrastructure, Revenue Bonds, Pre-
Refunded , Callable 11/1/2025 @ 100,   4.00%, 11/1/2033 175,000 178,834
254,102
Wisconsin 0.20%
Wisconsin Housing & Economic Development Authority, State Multi-Family
Housing, Revenue Bonds, (OID) ,   5.63%, 11/1/2035 80,000 81,515
Total Municipal Bonds
(Cost $45,040,808) 40,233,594
Shares Market Value
Money Market Funds 0.02%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 2.11%
(a)
$ 7,154 7,154
Total Money Market Funds
(Cost $7,154) 7,154
Total Investments — 98.66%
(Cost $45,047,962) 40,240,748
Other Assets in Excess of Liabilities  — 1.34% 546,022
NET ASSETS - 100.00% $ 40,786,770

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

(a) Rate disclosed is the seven day effective yield as of September 30, 2022.
AGM - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
OID - Original Issue Discount

Spirit of America Income Fund
Schedule of Investments
September 30, 2022 - (Unaudited)

Shares Market Value
Common Stocks 13.59%
Communications 0.46%
Verizon Communications, Inc. 10,000 $ 379,700
Warner Bros. Discovery, Inc.
(a)
19 219
379,919
Consumer Staples 1.10%
Philip Morris International, Inc. 11,000 913,110
Energy 7.45%
Chevron Corp. 8,500 1,221,195
Enbridge, Inc. 29,763 1,104,207
Kinder Morgan, Inc. 40,000 665,600
Phillips 66 8,000 645,760
TC Energy Corp. 20,536 827,395
Valero Energy Corp. 5,000 534,250
Williams Companies, Inc. (The) 42,500 1,216,775
6,215,182
Financials 0.95%
Blackstone Group, Inc. (The), Class A 3,750 313,875
Blackstone Mortgage Trust, Inc., Class A 11,565 269,927
Citigroup, Inc. 5,000 208,350
792,152
Health Care 1.99%
AbbVie, Inc. 11,000 1,476,310
Gilead Sciences, Inc. 3,000 185,070
1,661,380
Real Estate 1.08%
City Office REIT, Inc. 10,000 99,700
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 10,000 299,300
Medical Properties Trust, Inc. 5,000 59,300
Physicians Realty Trust 2,000 30,080
Simon Property Group, Inc. 3,000 269,250
Spirit MTA REIT
(a)(b)
2,000 –
Spirit Realty Capital, Inc. 4,000 144,640
902,270
Utilities 0.56%
Duke Energy Corp. 5,000 465,100
Total Common Stocks
(Cost $9,770,245) 11,329,113

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Shares Market Value
Preferred Stocks 19.94%
Financials 13.82%
Affiliated Managers Group, Inc., 4.20% 10,000 $ 171,300
Affiliated Managers Group, Inc., 4.75% 10,000 186,200
Allstate Corp. (The), Series I, 4.75% 20,000 391,400
American Financial Group, Inc., 5.13% 15,000 315,300
American Financial Group, Inc., 5.63% 20,000 453,200
Athene Holding Ltd., Series C, 6.38% 10,000 252,200
Athene Holding Ltd., Series D, 4.88% 20,000 370,000
Bank of America Corp., Series HH, 5.88% 8,000 186,960
Bank of America Corp., Series LL, 5.00% 20,000 409,400
Bank of America Corp., Series NN, 4.38% 10,000 182,800
Bank of America Corp., Series PP, 4.13% 16,667 287,006
Bank of America Corp., Series QQ, 4.25% 10,000 173,500
Brighthouse Financial, Inc., Series C, 5.38% 20,000 390,000
Capital One Financial Corp., Series J, 4.80% 10,000 183,900
Capital One Financial Corp., Series K, 4.63% 12,334 222,382
CNO Financial Group, Inc., 5.13% 2,000 39,240
Equitable Holdings, Inc., Series C, 4.30% 20,000 335,000
First Republic Bank, Series J, 4.70% 20,000 385,800
First Republic Bank, Series K, 4.13% 13,667 235,072
First Republic Bank, Series L, 4.25% 10,000 178,300
First Republic Bank, Series N, 4.50% 10,000 185,300
Fulton Financial Corp., Series A, 5.13% 6,000 124,680
Huntington Bancshares, Inc., Series H, 4.50% 10,000 180,000
JPMorgan Chase & Co., Series EE, 6.00% 20,000 499,600
JPMorgan Chase & Co., Series GG, 4.75% 20,000 421,200
JPMorgan Chase & Co., Series JJ, 4.55% 10,000 190,000
KeyCorp, Series G, 5.63% 15,000 345,000
MetLife, Inc., Series F, 4.75% 25,000 519,500
Morgan Stanley, Series O, 4.25% 10,000 179,700
Northern Trust Corp., Series E, 4.70% 18,640 393,677
Prudential Financial, Inc., 4.13% 3,530 70,459
Prudential Financial, Inc., 5.63% 10,000 244,900
Prudential Financial, Inc., 5.95% 10,000 241,500
RenaissanceRE Holdings Ltd., Series G, 4.20% 500 8,820
Selective Insurance Group, Inc., Series B, 4.60% 1,000 17,470
State Street Corp., 5.35% 1,000 24,450
Truist Financial Corp., Series R, 4.75% 16,334 324,067
U.S. Bancorp, Series L, 3.75% 20,000 321,400
U.S. Bancorp, Series M, 4.00% 10,000 170,100
W.R. Berkley Corp., 5.10% 20,000 425,400
Washington Federal, Inc., Series A, 4.88% 10,000 196,900
Wells Fargo & Co., Series AA, 4.70% 20,000 370,600
Wells Fargo & Co., Series CC, 4.38% 20,000 346,800
Wells Fargo & Co., Series Z, 4.75%, B 20,000 375,600
11,526,083

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Real Estate 2.41%
Brookfield Property Partners LP, Series A, 5.75%, A 7,500 $ 127,500
Diversified Healthcare Trust, 5.63% 26,660 315,388
Federal Realty Investment Trust, Series C, 5.00% 7,500 156,975
PS Business Parks, Inc., 5.20% 4,000 59,400
PS Business Parks, Inc., 5.25% 10,000 149,000
Public Storage, Series I, 4.88% 9,583 204,501
Public Storage, Series L, 4.63% 10,000 201,500
Public Storage, Series M, 4.13% 3,889 70,974
Public Storage, Series N, 3.88% 20,000 324,000
Public Storage, Series S, 4.10% 10,000 174,300
Vornado Realty Trust, 5.40% 12,298 227,144
2,010,682
Technology 0.13%
Pitney Bowes, Inc., 6.70% 5,700 105,621
Utilities 3.58%
BIP Bermuda Holdings I Ltd, 5.125% 10,000 194,700
Brookfield Infrastructure Partners LP, 5.00% 10,000 154,800
Brookfield Infrastructure Partners LP, 5.13% 20,000 335,800
DTE Energy Co., Series G, 4.38% 20,000 353,000
Entergy Arkansas, Inc., 4.88% 20,000 468,200
Entergy Louisiana LLC, 4.88% 10,000 229,700
Entergy Mississippi, Inc., 4.90% 30,000 699,600
Southern Co., 4.95% 21,000 433,440
Southern Co., Series C, 4.20% 6,000 114,000
2,983,240
Total Preferred Stocks
(Cost $21,399,294) 16,625,626
Principal
Amount Market Value
Collateralized Mortgage Obligations  0.08%
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%,
10/25/2035 $ 17,644 11,261
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%,
10/25/2035 19,075 12,175
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035 42,450 40,349
Total Collateralized Mortgage Obligations  (Cost $58,009) 63,785
Principal
Amount Market Value
Corporate Bonds  9.82%
Bank of New York Mellon Corp. (The), 4.625%, 12/20/2049 500,000 441,979
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169 100,000 88,438
Entergy Texas, Inc., 5.15%, 6/1/2045 100,000 90,017
Exelon Generation Co. LLC, 5.60%, 6/15/2042
(b)
,(c) 400,000 323,458
Fifth Third Bancorp, 8.25%, 3/1/2038 250,000 296,705

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

General Electric Co., 6.623%, 12/29/2049 $ 765,000 $ 718,567
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037 850,000 848,548
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036 500,000 489,989
Hospitality Properties Trust, 4.50%, 3/15/2025 500,000 418,826
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037 250,000 241,640
MetLife, Inc., 9.25%, 4/8/2038 (c) 1,500,000 1,725,361
MetLife, Inc., 10.75%, 8/1/2039 1,000,000 1,306,339
PECO Energy Capital Trust IV, 5.75%, 6/15/2033 1,000,000 936,407
Valero Energy Corp., 8.75%, 6/15/2030 224,000 261,529
Total Corporate Bonds
(Cost $8,849,135) 8,187,803
Principal
Amount Market Value
Municipal Bonds  56.08%
Alabama 2.22%
Health Care Authority for Baptist Health (The), Refunding Revenue
Bonds ,   5.50%, 11/15/2043 2,000,000 1,854,146
Arizona 0.47%
Arizona School Facilities Board, School Improvements, Certificates of
Participation ,   6.00%, 9/1/2027 225,000 234,190
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue
Bonds , Callable 7/1/2030 @ 100,   2.70%, 7/1/2045 250,000 158,763
392,953
California 5.31%
Alhambra Unified School District, University & College Improvements,
General Obligation Unlimited ,   6.70%, 2/1/2026 465,000 486,771
California State University, Revenue Bonds Series 2020 B , Callable 5/1/2030
@ 100,   3.07%, 11/1/2042 50,000 36,830
City & County of San Francisco, CA, General Obligation Unlimited ,   6.26%,
6/15/2030 450,000 490,840
County of San Bernardino, CA, Refunding Revenue Bonds ,   6.02%, 8/1/2023 45,000 45,539
Peralta Community College District, Refunding Revenue Bonds ,   6.91%,
8/1/2025 500,000 518,644
Peralta Community College District, Refunding Revenue Bonds ,   7.31%,
8/1/2031 310,000 332,220
San Bernardino City Unified School District, School Improvements,
Certificates of Participation, (AGM) (OID) ,   8.05%, 2/1/2023 1,000,000 1,010,998
San Bernardino City Unified School District, School Improvements,
Certificates of Participation, (AGM) (OID) ,   8.25%, 2/1/2026 500,000 541,548
University of California Revenues, Revenue Bonds ,   4.13%, 5/15/2045 530,000 465,445
University of California Revenues, Revenue Bonds , Callable 5/15/2030 @
100,   6.30%, 5/15/2050 260,000 273,786
University of California, University & College Improvements, Refunding
Revenue Bonds ,   3.66%, 5/15/2027 250,000 237,144
4,439,765

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Colorado 0.69%
Colorado Mesa University, University & College Improvements, Build
America Revenue Bonds, (State Higher Education Intercept
Program) ,   6.75%, 5/15/2042 $ 500,000 $ 573,188
Connecticut 0.35%
State of Connecticut, General Obligation Unlimited ,   5.85%, 3/15/2032 280,000 295,109
Florida 4.07%
City of Miami Gardens, FL, Public Improvements, Build America Bonds,
Certificates of Participation ,   7.17%, 6/1/2026 875,000 914,532
City of Tallahassee, FL, Utility System Revenue, Build America Revenue
Bonds ,   5.22%, 10/1/2040 300,000 301,000
County of Miami-Dade, FL Transit System, Transit Improvements, Build
America Revenue Bonds ,   5.53%, 7/1/2032 500,000 509,435
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build
America Revenue Bonds, (AGM) (OID) ,   7.50%, 4/1/2040 1,000,000 1,206,295
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue
Bonds, (AGM) ,   7.08%, 10/1/2029 250,000 281,801
Town of Miami Lakes, FL, Public Improvements, Build America Revenue
Bonds ,   7.59%, 12/1/2030 150,000 171,594
3,384,657
Georgia 3.00%
Cobb Marietta Georgia Coliseum, Revenue Bonds , Callable 1/1/2026 @
100,   4.50%, 1/1/2047 100,000 92,924
Municipal Electric Authority of Georgia, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   7.06%, 4/1/2057 1,422,000 1,474,167
State of Georgia, Public Improvements, General Obligation Unlimited ,
Callable 2/1/2024 @ 100,   3.84%, 2/1/2032 1,000,000 936,573
2,503,664
Hawaii 0.55%
State of Hawaii, General Obligation Unlimited , Callable 10/1/2025 @
100,   4.05%, 10/1/2032 495,000 461,596
Idaho 0.48%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds,
(OID) ,   5.25%, 9/1/2024 400,000 400,124
Illinois 2.25%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build
America Revenue Bonds ,   6.74%, 11/1/2040 250,000 271,061
Village of Glenwood, IL, Public Improvements, Build America Bonds,
General Obligation Unlimited, (AGM) ,   7.03%, 12/1/2028 1,500,000 1,600,488
1,871,549
Indiana 2.27%
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited , Callable 7/5/2023 @ 100,   3.95%, 7/5/2029 1,000,000 944,818
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited, (OID) , Callable 7/5/2023 @ 100,   3.75%, 7/5/2028 1,000,000 947,380
1,892,198

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Kansas 0.28%
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited Series 2020 B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 $ 330,000 $ 233,706
Kentucky 0.48%
Kentucky State Property & Building Commission, Economic Improvements,
University & College Improvements, Build America Revenue
Bonds ,   5.37%, 11/1/2025 400,000 399,828
Louisiana 0.09%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding
Bonds Series 2020 B ,   2.44%, 2/1/2039 100,000 71,069
Massachusetts 0.50%
City of Worcester, MA, Pension Funding, General Obligation Limited,
(AGM) (OID) ,   6.25%, 1/1/2028 125,000 128,832
Massachusetts Health & Educational Facilities Authority, Refunding Revenue
Bonds ,   6.43%, 10/1/2035 250,000 272,885
University of Massachusetts Building Authority, University & College
Improvements, Build America Revenue Bonds ,   6.57%, 5/1/2039 15,000 15,015
416,732
Michigan 1.03%
Comstock Park Public Schools, School Improvements, General Obligation
Unlimited ,   6.20%, 5/1/2024 200,000 200,245
Michigan Finance Authority, School Improvements, Revenue Bonds ,   6.38%,
11/1/2025 500,000 500,510
Onsted Community Schools, School Improvements, General Obligation
Unlimited ,   5.90%, 5/1/2027 150,000 150,124
St Johns Public Schools, General Obligation Unlimited ,   6.65%, 5/1/2040 5,000 5,011
855,890
Mississippi 0.86%
Mississippi Development Bank, Highway Improvements, Build America
Revenue Bonds ,   6.59%, 1/1/2035 650,000 718,702
Missouri 3.89%
City of Kansas City, MO, Revenue Bonds ,   7.83%, 4/1/2040 2,295,000 2,662,852
Missouri Joint Municipal Electric Utility Commission, Electric Lights
& Power Improvements, Build America Revenue Bonds ,   7.73%,
1/1/2039 475,000 579,444
3,242,296
Nebraska 0.24%
Nebraska Public Power District, Electric Lights & Power Improvements,
Build America Revenue Bonds ,   5.32%, 1/1/2030 200,000 203,401
Nevada 1.27%
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.97%, 2/1/2040 590,000 729,883
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.88%, 2/1/2040 250,000 323,257
1,053,140

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

New Jersey 2.69%
New Jersey Educational Facilities Authority, University & College
Improvements, Build America Revenue Bonds ,   6.19%, 7/1/2040 $ 500,000 $ 470,473
Township of Brick, NJ, General Obligation Unlimited ,   3.75%, 9/1/2028 1,780,000 1,773,491
2,243,964
New York 4.75%
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.70%, 3/1/2027 145,000 148,763
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.21%, 10/1/2031 100,000 100,036
County of Nassau, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.38%, 10/1/2024 500,000 504,214
Long Island Power Authority, Revenue Bonds, (OID) ,   5.85%, 5/1/2041 195,000 206,614
Metropolitan Transportation Authority, Revenue Bonds ,   5.87%, 11/15/2039 200,000 200,672
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.59%, 11/15/2030 145,000 148,772
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   5.99%, 11/15/2030 125,000 130,142
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.20%, 11/15/2026 125,000 126,182
New York City Industrial Development Agency, Recreational Facilities
Improvements Revenue Bonds, (NATL-RE) ,   5.90%, 3/1/2046 580,000 568,251
New York City Transitional Finance Authority Building Aid Revenue,
School Improvements, Build America Revenue Bonds, (State Aid
Withholding) ,   6.83%, 7/15/2040 500,000 566,531
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Build America Revenue Bonds ,   5.47%,
5/1/2036 815,000 828,039
Port Authority of New York & New Jersey, Port, Airport & Marina
Improvements, Revenue Bonds ,   3.92%, 10/15/2028 115,000 108,579
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2033
@ 100,   5.55%, 11/15/2040 150,000 153,342
Western Nassau County Water Authority, Build America Revenue
Bonds ,   6.70%, 4/1/2040 150,000 167,142
3,957,279
North Carolina 0.28%
County of Cabarrus, NC, School Improvements, Revenue Bonds ,   5.50%,
4/1/2026 235,000 235,708
Ohio 3.24%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   7.50%, 2/15/2050 500,000 604,475
American Municipal Power, Inc., Revenue Bonds ,   6.27%, 2/15/2050 480,000 511,618
Cincinnati City School District, Refunding Bonds, Certificates of
Participation, (OID) , Callable 12/15/2024 @ 100,   4.00%, 12/15/2032 200,000 185,566
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue
Bonds ,   8.22%, 2/15/2040 1,000,000 1,203,151

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Springfield Local School District/Summit County, School Improvements,
Build America Bonds, General Obligation Unlimited (School District
Credit Program) ,   5.65%, 9/1/2031 $ 200,000 $ 200,201
2,705,011
Pennsylvania 3.02%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds ,
Callable 12/1/2029 @ 100,   3.58%, 12/1/2043 390,000 305,155
Pennsylvania Turnpike Commission, Build America Revenue Bonds ,   6.38%,
12/1/2037 520,000 572,974
Philadelphia Authority for Industrial Development, Pension Funding,
Revenue Bonds, (AGM) (OID) ,   6.35%, 4/15/2028 130,000 135,859
Philadelphia Municipal Authority, Public Improvements, Revenue
Bonds ,   5.09%, 3/15/2028 500,000 485,715
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Recreational Facilities Improvements, Revenue Bonds ,   7.04%,
11/1/2039 1,000,000 1,016,499
2,516,202
Rhode Island 0.42%
Narragansett Bay Commission, Revenue Bonds Series 2020A , Callable
9/1/2030 @ 100,   2.92%, 9/1/2043 500,000 349,978
Texas 1.55%
Frisco Economic Development Corp., Public Improvements, Revenue
Bonds ,   4.20%, 2/15/2034 1,000,000 941,369
Grand Parkway Transportation Corp., Revenue Bonds Series 2020 B , Callable
4/1/2030 @ 100,   3.24%, 10/1/2052 100,000 69,976
Midland County Hospital District, Health, Hospital & Nursing Home
Improvements, Build America Bonds, General Obligation
Limited ,   6.44%, 5/15/2039 260,000 285,616
1,296,961
Virgin Islands 2.33%
Virgin Islands Water & Power Authority- Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.85%,
7/1/2035 1,000,000 1,067,604
Virgin Islands Water & Power Authority- Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.65%,
7/1/2028 840,000 871,553
1,939,157
Virginia 5.80%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID) ,
Callable 6/1/2025 @ 100,   6.71%, 6/1/2046 5,540,000 4,833,764
Washington 1.60%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights &
Power Improvements, Build America Revenue Bonds, (OID) ,   5.57%,
2/1/2040 250,000 259,078
Douglas County Public Utility District No. 1, Electric Lights & Power
Improvements, Revenue Bonds ,   5.35%, 9/1/2030 250,000 254,069
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   6.88%, 9/1/2032 500,000 558,494

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Snohomish County Public Utility District No. 1, Electric Lights & Power
Improvements, Build America Revenue Bonds, (OID) ,   5.68%,
12/1/2040 $ 250,000 $ 258,416
1,330,057
Wisconsin 0.10%
State of Wisconsin, General Obligation Unlimited ,   2.35%, 5/1/2031 100,000 83,579
Total Municipal Bonds
(Cost $47,941,249) 46,755,373
Total Investments — 99.51%
(Cost $88,017,932) 82,961,700
Other Assets in Excess of Liabilities  — 0.49% 408,103
NET ASSETS - 100.00% $ 83,369,803
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGM - Assured Guaranty Municipal Corp.
OID - Original Issue Discount

Spirit of America Income & Opportunity Fund
Schedule of Investments
September 30, 2022 - (Unaudited)

Shares Market Value
Common Stocks 43.96%
Communications 6.36%
Alphabet, Inc., Class A
(a)
5,000 $ 478,250
Alphabet, Inc., Class C
(a)
3,800 365,370
Uber Technologies, Inc.
(a)
4,000 106,000
Verizon Communications, Inc. 5,000 189,850
Walt Disney Co. (The)
(a)
1,000 94,330
1,233,800
Consumer Discretionary 4.52%
Amazon.com, Inc.
(a)
3,500 395,500
Home Depot, Inc. (The) 1,000 275,940
Lennar Corp., Class A 2,800 208,740
880,180
Energy 6.04%
Cheniere Energy Partners LP 2,300 122,728
Energy Transfer LP 15,000 165,450
Enterprise Products Partners LP 10,000 237,800
Kinder Morgan, Inc. 7,500 124,800
Magellan Midstream Partners LP 2,000 95,020
MPLX LP 8,850 265,588
Viper Energy Partners LP 3,200 91,712
Williams Companies, Inc. (The) 2,500 71,575
1,174,673
Financials 4.99%
Blackstone Group, Inc. (The), Class A 5,500 460,350
Blackstone Mortgage Trust, Inc., Class A 3,207 74,851
Citigroup, Inc. 3,500 145,845
Fifth Third Bancorp 3,400 108,664
JPMorgan Chase & Co. 1,000 104,500
Starwood Property Trust, Inc. 4,175 76,068
970,278
Health Care 2.76%
AbbVie, Inc. 4,000 536,840
Industrials 3.04%
Caterpillar, Inc. 700 114,856
Deere & Co. 1,150 383,974
Honeywell International, Inc. 550 91,834
590,664
Materials 0.23%
Dow, Inc. 1,000 43,930
Real Estate Investment Trusts (REITs) 4.30%
Prologis, Inc. 3,000 304,800

Spirit of America Income & Opportunity Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Sun Communities, Inc. 714 $ 96,626
Terreno Realty Corp. 5,000 264,950
Welltower, Inc. 1,160 74,611
WP Carey, Inc. 1,340 93,532
834,519
Technology 10.73%
Apple, Inc. 3,250 449,150
Crowdstrike Holdings, Inc., Class A
(a)
350 57,683
MasterCard, Inc., Class A 200 56,868
Microsoft Corp. 2,000 465,800
NVIDIA Corp. 8,180 992,970
Visa, Inc., Class A 350 62,178
2,084,649
Utilities 0.99%
American Electric Power Co., Inc. 1,155 99,850
Duke Energy Corp. 1,000 93,020
192,870
Total Common Stocks
(Cost $6,527,482) 8,542,403
Shares Market Value
Exchange-Traded Funds 0.89%
ProShares Short S&P 500 ETF
(a)
10,000 172,800
Total Exchange-Traded Funds
(Cost $152,650) 172,800
Shares Market Value
Preferred Stocks 11.75%
Financials 7.04%
Affiliated Managers Group, Inc., 4.20% 5,000 85,650
Arch Capital Group Ltd., Series G, 4.55% 5,000 93,800
Bank of America Corp., Series QQ, 4.25% 5,000 86,750
Bank of America Corp., Series SS, 4.75% 5,000 98,000
Brighthouse Financial, Inc. Series D, 4.63% 6,000 101,400
Capital One Financial Corp., Series K, 4.63% 6,166 111,173
First Republic Bank, Series K, 4.13% 1,333 22,928
Globe Life, Inc., 4.25% 1,000 17,220
JPMorgan Chase & Co., Series JJ, 4.55% 5,000 95,000
JPMorgan Chase & Co., Series LL 4.63% 6,000 116,880
Morgan Stanley, Series O, 4.25% 5,000 89,850
Prudential Financial, Inc., 4.13% 1,765 35,229
RenaissanceRE Holdings Ltd., Series G, 4.20% 350 6,174
Truist Financial Corp., Series R, 4.75% 8,166 162,013
U.S. Bancorp, Series L, 3.75% 10,000 160,700
Wells Fargo & Co., Series DD, 4.25% 5,000 85,950
1,368,717

Spirit of America Income & Opportunity Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Real Estate 2.23%
Hudson Pacific Properties Inc., Series C, 4.75% 6,000 $ 100,140
Public Storage, 5.05% 5,000 108,000
Public Storage, Series M, 4.13% 1,944 35,478
Public Storage, Series R, 4.00% 6,000 101,760
Public Storage, Series S, 4.10% 5,000 87,150
432,528
Utilities 2.48%
Brookfield Infrastructure Partners LP, 5.13% 10,000 167,900
Southern Co., 5.25% 14,000 314,160
482,060
Total Preferred Stocks
(Cost $3,093,922) 2,283,305
Principal
Amount Market Value
Corporate Bonds  2.27%
Apple, Inc., 2.2%, 9/11/2029 $ 250,000 213,253
Microsoft Corp., 3.3%, 2/6/2027 240,000 228,670
Total Corporate Bonds
(Cost $498,610) 441,923
Principal
Amount Market Value
Municipal Bonds  42.28%
Arizona 3.09%
City of Tucson, AZ, Certificates of Participation, (AGM) ,   4.83%, 7/1/2034 620,000 600,648
California 5.00%
California State University, Revenue Bonds Series 2020 B , Callable 5/1/2030
@ 100,   3.07%, 11/1/2042 50,000 36,830
City of Newport Beach, CA, Public Improvements, Certificates of
Participation ,   7.17%, 7/1/2040 800,000 934,788
971,618
Florida 4.92%
Pasco County School Board, School Improvements, Certificates of
Participation ,   5.00%, 12/1/2037 1,000,000 955,365
Kansas 5.50%
Kansas Development Finance Authority, Revenue Bonds ,   4.73%, 4/15/2037 1,000,000 947,528
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited Series 2020 B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 170,000 120,394
1,067,922
Nevada 0.64%
County of Washoe, NV, Public & Highway Improvements, Build America
Revenue Bonds ,   7.97%, 2/1/2040 100,000 123,709

Spirit of America Income & Opportunity Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

New York 3.78%
New York City Transitional Finance Authority Building Aid Revenue, School
Improvements, Miscellaneous Purposes Revenue Bonds ,   5.00%,
7/15/2030 $ 300,000 $ 298,563
New York State Dormitory Authority, Revenue Bonds , Callable 7/1/2026 @
100,   3.88%, 7/1/2046 250,000 201,649
Port Authority of New York & New Jersey , Callable 6/1/2025 @ 100,   4.82%,
6/1/2045 250,000 233,729
733,941
Ohio 6.90%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   7.83%, 2/15/2041 1,000,000 1,236,135
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   5.94%, 2/15/2047 100,000 104,727
1,340,862
Pennsylvania 5.22%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID) , Callable
11/1/2024 @ 100,   5.30%, 11/1/2033 1,000,000 1,015,370
Rhode Island 1.80%
Narragansett Bay Commission, Revenue Bonds Series 2020A , Callable
9/1/2030 @ 100,   2.92%, 9/1/2043 500,000 349,979
Tennessee 3.42%
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds ,   7.43%,
7/1/2043 500,000 570,920
Metropolitan Government of Nashville & Davidson County, General
Obligation Unlimited ,   3.49%, 7/1/2029 100,000 92,751
663,671
Texas 2.01%
Grand Parkway Transportation Corp., Revenue Bonds Series 2020 B , Callable
4/1/2030 @ 100,   3.24%, 10/1/2052 50,000 34,988
Texas Transportation Commission, General Obligation Unlimited , Callable
4/1/2030 @ 100,   2.56%, 4/1/2042 500,000 356,768
391,756
Total Municipal Bonds
(Cost $8,918,878) 8,214,841
Total Investments — 101.15%
(Cost $19,191,542) 19,655,272
Liabilities in Excess of Other Assets  — (1.15)% (223,723)
NET ASSETS - 100.00% $ 19,431,549
(a) Non-income producing security.
AGM - Assured Guaranty Municipal Corp.
OID - Original Issue Discount

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments
September 30, 2022 - (Unaudited)

Shares Market Value
Common Stocks 97.01%
Data Center REITs 7.45%
Digital Realty Trust, Inc. 30,131 $ 2,988,393
Equinix, Inc. 7,010 3,987,568
6,975,961
Energy 2.46%
Black Stone Minerals LP 18,000 281,700
Cheniere Energy Partners LP 13,000 693,680
Energy Transfer LP 42,500 468,775
Enterprise Products Partners LP 7,000 166,460
Magellan Midstream Partners LP 600 28,506
MPLX LP 7,000 210,070
Targa Resources Corp. 4,600 277,564
Viper Energy Partners LP 6,000 171,960
2,298,715
Financials 0.30%
Blackstone Group, Inc. (The), Class A 3,300 276,210
Gaming REITs 4.57%
Gaming and Leisure Properties, Inc. 33,885 1,499,072
VICI Properties, Inc. 93,297 2,784,916
4,283,988
Health Care REITs 4.05%
Global Medical REIT, Inc. 15,000 127,800
Healthcare Realty Trust, Inc. 10,000 208,500
Healthpeak Properties, Inc. 39,568 906,899
Medical Properties Trust, Inc. 29,500 349,870
Omega Healthcare Investors, Inc. 11,000 324,390
Physicians Realty Trust 16,350 245,904
Ventas, Inc. 6,050 243,028
Welltower, Inc. 21,475 1,381,272
3,787,663
Hotel REITs 2.41%
Apple Hospitality REIT, Inc. 42,710 600,503
Host Hotels & Resorts, Inc. 45,900 728,892
Park Hotels & Resorts, Inc. 9,250 104,155
Pebblebrook Hotel Trust 42,281 613,497
Summit Hotel Properties, Inc. 9,000 60,480
Sunstone Hotel Investors, Inc. 15,700 147,894
2,255,421
Industrial REITs 16.59%
Americold Realty Trust 5,700 140,220
Duke Realty Corp. 5,750 277,150
Innovative Industrial Properties, Inc. 21,200 1,876,200

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Industrial REITs (cont.)
Prologis, Inc. 88,470 $ 8,988,552
Rexford Industrial Realty, Inc. 14,000 728,000
STAG Industrial, Inc. 45,950 1,306,359
Terreno Realty Corp. 41,900 2,220,281
15,536,762
Infrastructure REITs 3.91%
American Tower Corp., Class A 7,960 1,709,012
Crown Castle International Corp. 13,530 1,955,761
3,664,773
Midstream - Oil & Gas 0.31%
Hess Midstream LP, Class A 1,000 25,520
Plains All American Pipeline LP 11,000 115,720
Plains GP Holdings LP, Class A
(a)
5,000 54,550
Western Midstream Partners LP 3,750 94,350
290,140
Mortgage Finance 1.25%
Blackstone Mortgage Trust, Inc., Class A 27,700 646,518
Starwood Property Trust, Inc. 29,000 528,380
1,174,898
Multi Asset Class REITs 2.70%
Gladstone Commercial Corp. 22,500 348,750
Lexington Realty Trust 2,700 24,732
One Liberty Properties, Inc. 2,500 52,550
WP Carey, Inc. 30,150 2,104,470
2,530,502
Office REITs 4.38%
Alexandria Real Estate Equities, Inc. 14,150 1,983,688
American Assets Trust, Inc. 3,500 90,020
Boston Properties, Inc. 9,915 743,328
City Office REIT, Inc. 54,308 541,451
Cousins Properties, Inc. 1,000 23,350
Hudson Pacific Properties, Inc. 31,250 342,187
Kilroy Realty Corp. 9,015 379,622
4,103,646
Residential REITs 22.74%
American Homes 4 Rent, Class A 15,050 493,790
Apartment Income REIT Corp. 25,902 1,000,335
AvalonBay Communities, Inc. 16,790 3,092,550
Camden Property Trust 13,800 1,648,410
Equity LifeStyle Properties, Inc. 35,150 2,208,826
Equity Residential 30,715 2,064,662
Essex Property Trust, Inc. 7,936 1,922,337
Invitation Homes, Inc. 2,000 67,540
Mid-America Apartment Communities, Inc. 18,322 2,841,193

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Residential REITs (cont.)
Sun Communities, Inc. 28,250 $ 3,823,073
UDR, Inc. 47,100 1,964,541
UMH Properties, Inc. 10,500 169,575
21,296,832
Retail REITs 11.20%
Agree Realty Corp. 8,250 557,535
Brixmor Property Group, Inc. 50,475 932,273
Federal Realty Investment Trust 13,700 1,234,644
Four Corners Property Trust, Inc. 5,000 120,950
Getty Realty Corp. 1,000 26,890
Kimco Realty Corp. 29,569 544,366
National Retail Properties, Inc. 17,750 707,515
Realty Income Corp. 31,485 1,832,427
Regency Centers Corp. 30,000 1,615,500
Simon Property Group, Inc. 27,600 2,477,100
Spirit MTA REIT
(a)(b)
1,140 –
STORE Capital Corp. 3,000 93,990
Tanger Factory Outlet Centers, Inc. 25,100 343,368
10,486,558
Self-Storage REITs 9.25%
CubeSmart 20,750 831,245
Extra Space Storage, Inc. 13,395 2,313,450
Life Storage, Inc. 25,850 2,863,146
Public Storage 9,075 2,657,251
8,665,092
Specialty REITs 1.21%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4,717 141,180
Iron Mountain, Inc. 22,500 989,325
1,130,505
Timber REITs 0.10%
Weyerhaeuser Co. 3,300 94,248
Wireline Telecommunications 2.13%
Switch, Inc., Class A 59,100 1,991,079
Total Common Stocks
(Cost $81,239,159) 90,842,993
Shares Market Value
Preferred Stocks 2.27%
Data Center REITs 0.09%
Digital Realty Trust, Inc., Series J, 5.25% 4,000 85,920
Hotel REITs 1.07%
Ashford Hospitality Trust, Inc., Series F, 7.38% 6,000 92,400

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Hotel REITs (cont.)
Hersha Hospitality Trust, Series D, 6.50% 5,000 $ 93,550
Hersha Hospitality Trust, Series E, 6.50% 5,000 96,300
Pebblebrook Hotel Trust, Series F, 6.30% 2,500 47,350
Pebblebrook Hotel Trust, Series G, 6.38% 4,000 74,800
Pebblebrook Hotel Trust, Series H, 6.38% 6,000 101,100
Sotherly Hotels, Inc., Series B, 8.00% 6,000 124,740
Sotherly Hotels, Inc., Series C, 7.88% 2,000 42,300
Summit Hotel Properties, Inc., Series F, 5.88% 10,000 180,800
Sunstone Hotel Investors, Inc., Series H, 6.13% 4,000 81,000
Sunstone Hotel Investors, Inc., Series I, 5.70% 4,000 74,160
1,008,500
Mortgage Finance 0.03%
New York Mortgage Trust Inc., Series G, 7.00% 2,000 30,600
Multi Asset Class REITs 0.05%
Vornado Realty Trust, Series M, 5.25% 2,500 43,575
Office REITs 0.07%
Hudson Pacific Properties Inc., Series C, 4.75% 4,000 66,760
Residential REITs 0.13%
American Homes 4 Rent, Series G, 5.88% 2,000 45,000
Bluerock Residential Growth REIT, Inc., Series A, 7.13% 3,000 74,880
119,880
Retail REITs 0.20%
CTO Realty Growth, Inc., Series A, 6.38% 2,000 43,920
Federal Realty Investment Trust, Series C, 5.00% 6,500 136,045
179,965
Self-Storage REITs 0.63%
Public Storage, Series I, 4.88% 1,917 40,909
Public Storage, Series K, 4.75% 4,000 80,560
Public Storage, Series L, 4.63% 2,000 40,300
Public Storage, Series M, 4.13% 1,167 21,297
Public Storage, Series N, 3.88% 4,000 64,800
Public Storage, Series P, 4.00% 2,000 34,140
Public Storage, Series Q, 3.95% 4,000 65,880
Public Storage, Series R, 4.00% 4,000 67,840
Public Storage, Series S, 4.10% 10,000 174,300
590,026
Total Preferred Stocks
(Cost $2,818,838) 2,125,226

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)

Self-Storage REITs (cont.)
Principal
Amount Market Value
Municipal Bonds  0.16%
Franklin County Convention Facilities Authority, Revenue Bonds ,   6.54%,
12/1/2036 $ 140,000 $ 152,804
Total Municipal Bonds
(Cost $160,347) 152,804
Shares Market Value
Money Market Funds 0.18%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 2.11%
(c)
169,674 169,674
Total Money Market Funds
(Cost $169,674) 169,674
Total Investments — 99.62%
(Cost $84,388,018) 93,290,697
Other Assets in Excess of Liabilities  — 0.38% 356,341
NET ASSETS - 100.00% $ 93,647,038
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(c) Rate disclosed is the seven day effective yield as of September 30, 2022.